Advances to Suppliers, Net (Tables)	12 Months Ended
Dec. 31, 2023
Advances to Suppliers, Net [Abstract]
Schedule of Advances to Suppliers	Advances to suppliers consisted of the following:
	December 31,	December 31,
	2023	2022
Advances to suppliers	99,908,946	13,139,128
Provision for impairment	(28,605,502)	-
	$71,303,444	$13,139,128